Postretirement Benefits (Components Of Postretirement Benefit Expense) (Details) (U.S. Postretirement Benefit Plans [Member], USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
U.S. Postretirement Benefit Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Service cost	$ 2.0		$ 2.0		$ 2.0
Interest cost	21.0		23.0		31.0
Actuarial loss	9.0		12.0		23.0
Amortization of prior service credits	(25.0)		(31.0)		(29.0)
Net periodic pension expense	7.0	[1]	6.0	[1]	27.0	[1]
Termination benefits					$ 2.8

[1]	Excludes $2.8 million of termination benefits in 2009 related to cost reduction programs and facility rationalizations that were recorded in Restructuring and other charges in the consolidated statement of operations.